Summary of stock options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Stock Options Outstanding, Outstanding at Beginning of Period	8,815,992			6,748,250	6,516,250
Weighted Average Fair value Price Per Share, Outstanding at Beginning of Period	$ 0.62			$ 0.38	$ 0.35
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 0.60	$ 0.41	$ 0.41	$ 0.38
Number of Stock Options Outstanding, Granted	1,897,916			2,067,742	232,000
Weighted Average Fair Value Price Per Share, Granted	$ 2.43				$ 1.01
Weighted Average Exercise Price Per Share, Granted	$ 1.78		$ 1.25	$ 1.04
Weighted Average Fair Value Price Per Share, Granted				1.60
Number of Stock Options Outstanding, Outstanding at End of Period	10,062,381		8,815,992		6,748,250
Weighted Average Fair value Price Per Share, Outstanding at Ending of Period	$ 0.93		$ 0.62		$ 0.38
Weighted Average Exercise Price, Outstanding at End of Period	0.79		$ 0.60	$ 0.41	$ 0.38
Number of Non-vested Stock Options			1,933,417
Weighted Average Fair value, Unvested	1.94		$ 1.44
Weighted Average Exercise Price Per Share, Unvested	$ 1.51		$ 1.20
Number of Non-vested Stock Options Outstanding, Vested	837,319	791,367	6,882,575	6,021,528
Weighted Average Fair value, Vested	$ 0.54		$ 0.39
Weighted Average Exercise Price Per Share, Vested	$ 0.52		$ 0.44